Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10 - SHAREHOLDERS’ EQUITY:

a.	Share capital

The share capital as of December 31, 2025 and 2024, is composed of as follows:

	Number of shares
	Authorized		Issued and outstanding
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Ordinary shares, NIS 0.01 par value	500,000,000	50,000,000	2,882,802	235,821

The ordinary shares entitle their holders: to receive notices of, and to attend, general meetings where each ordinary share shall have one vote for all purposes; to share distributions as may be declared by the Board of Directors of the Company and approved by the shareholders, if required; and, upon liquidation or dissolution - to participate in the distribution of the assets of the Company after payment of all debts and other liabilities of the Company, in accordance with the terms of the Company’s Articles of Association.

On September 9, 2025, the Company’s Board of Directors approved an increase of the authorized share capital by 450,000,000 ordinary shares. This increase was subsequently approved by the Company’s shareholders on October 24, 2025. Following these approvals, the Company’s authorized share capital increased to 500,000,000 ordinary shares.

(1)	On February 16, 2023, the Company issued an aggregate of 705 ordinary shares to the April 2021 investors as a result of the IPO and as a reflection of the exercise price adjustment.

(2)	In June 2023, 3,017 warrants all of which were issued in connection with the Company’s IPO were exercised into 3,017 ordinary shares at an exercise price of $480.00 per ordinary share.

(3)	On November 13, 2023, the Company completed a public offering of its securities, whereby the Company issued and sold 18,519 ordinary shares. The Company received gross proceeds of approximately $2 million, before deducting underwriting discounts and commissions and before offering expenses ($1.7 million net proceeds after deducting underwriting discounts and commissions and other expenses).

(4)	During 2024, the Company issued 102,392 ordinary shares pursuant to the SEPA for net proceeds of $4.4 million (See also Note 6).

(5)	On November 27, 2024, the Company completed a registered direct offering and concurrent private placement with the Shareholder, for the issuance and sale of 21,000 ordinary shares, 47,500 pre-funded warrants to purchase up to 47,500 ordinary shares in the registered direct offering, and warrants to purchase up to 68,500 ordinary shares in the concurrent private placement at a combined purchase price of $27.00 per ordinary share. During December 2024, 21,500 pre-funded warrants were exercised into 21,500 ordinary shares. During January 2025, the remaining 26,000 pre-funded warrants were exercised into 26,000 ordinary shares. The Company received gross proceeds of approximately $1.85 million ($1.58 million net proceeds). The warrants issued pursuant to the concurrent private placement had an exercise price of $30.00 per ordinary share, were immediately exercisable and expire five years following the date of issuance. See also note 10.a.7.
(6)	In December 2024, the Company issued 3,255 ordinary shares to a service provider in return for marketing services.

(7)	On January 30, 2025, the Company announced the closing of a “best efforts” public offering with a Shareholder for the purchase and sale of 28,750 ordinary shares, 179,583 pre-funded warrants to purchase up to 179,583 ordinary shares, and warrants to purchase up to 208,333 ordinary shares, at a combined offering price of $12.00 per share and accompanying warrant (the “Offering”). The Company received aggregate gross proceeds of approximately $2.5 million ($2.2 million net proceeds). The warrants had an exercise price of $12.00 per share, were exercisable immediately and expire five years from the issuance date.

In connection with the offering detailed in Note 10.a.5 the Company also agreed to amend existing warrants that were previously issued on November 27, 2024 to the investor participating in the Offering to purchase up to 68,500 ordinary shares of the Company, with an exercise price of $30.00 per share. Such existing warrants have been amended to reduce the exercise price to $12.00 per share and now expire five years following the closing of the offering.

(8)	On April 29, 2025, the Company entered into an inducement exercise letter agreement with the Shareholder with respect to outstanding warrants to purchase up to an aggregate of 276,833 ordinary shares. Pursuant to the inducement exercise letter agreement, the Shareholder agreed to exercise for cash (i) warrants to purchase up to 68,500 ordinary shares, originally issued on November 27, 2024, and (ii) warrants to purchase up to 208,333 ordinary shares, originally issued on January 30, 2025 (collectively, the “Existing Warrants”), at a reduced exercise price of $4.35 per share. The warrant exercise resulted in gross proceeds to the Company of approximately $1.2 million ($1.04 million net proceeds(. In consideration for the immediate exercise of the Existing Warrants, the Company issued to the Shareholder new warrants to purchase up to an aggregate of 553,667 ordinary shares at an exercise price of $4.35 per share (the “New Warrants”). The New Warrants were exercisable immediately upon issuance and were to expire five years from the date of issuance.

(9)	On August 6, 2025, the Company entered into an inducement offer letter agreement (the “Inducement Letter”) with the Shareholder. Pursuant to the Inducement Letter, the Shareholder agreed to exercise for cash its 553,667 New Warrants for aggregate gross proceeds of approximately $2.4 million ($2.2 million net proceeds) to the Company. According to the Inducement Letter, the Company committed to issue new warrants (the “August New Warrants”) to purchase up to 1,107,333 ordinary shares, at an exercise price of $5.13 per ordinary share. The issuance of the August New Warrants was subject to the Company’s shareholder approval which was obtained on October 24, 2025.
(10)	On September 12, 2025, the Company completed a registered direct offering and a concurrent private placement with the Shareholder for the issuance and sale of 146,667 ordinary shares, 186,666 pre-funded warrants to purchase up to 186,666 ordinary shares in the registered direct offering, and warrants to purchase up to 333,333 ordinary shares in the concurrent private placement, at a combined purchase price of $12.00 per ordinary share and accompanying warrant. The warrants issued pursuant to the concurrent private placement have an exercise price of $12.00 per ordinary share, are immediately exercisable and expire five years following the date of issuance. The Company received aggregate gross proceeds of approximately $4.0 million ($3.52 million net proceeds).

(11)	On September 15, 2025, the Company completed a registered direct offering and a concurrent private placement with the Shareholder for the issuance and sale of 146,667 ordinary shares, 76,666 pre-funded warrants to purchase up to 76,666 ordinary shares in the registered direct offering, and warrants to purchase up to 223,333 ordinary shares in the concurrent private placement, at a combined purchase price of $18.00 per ordinary share and accompanying warrant. The warrants issued pursuant to the concurrent private placement have an exercise price of $18.00 per ordinary share, are immediately exercisable and expire five years following the date of issuance. The Company received aggregate gross proceeds of approximately $4.02 million ($3.55 million net proceeds).

(12)	On October 29, 2025, the Company completed a registered direct offering and a concurrent private placement with the Shareholder for the issuance and sale of 218,333 ordinary shares, 191,667 pre-funded warrants to purchase up to 191,667 ordinary shares in the registered direct offering, and warrants to purchase up to 410,000 ordinary shares in the concurrent private placement, at a combined purchase price of $8.01 per ordinary share and accompanying warrant. The Company received aggregate gross proceeds of approximately $3.3 million ($2.9 million net proceeds).

The issuance of the warrants in the concurrent private placement was subject to the approval of the Company’s shareholders which was obtained at a shareholders’ meeting held on February 19, 2026. Such warrants will have an exercise price of $8.01 per ordinary share, are immediately exercisable, and will expire five years from the date of approval by the Company’s shareholders.

In addition, in connection with the October 29, 2025 transaction, the Company agreed to adjust the exercise price of the warrants issued in the registered direct offerings completed on September 12, 2025 and September 15, 2025 to $8.01 per ordinary share. Such exercise price adjustments, including the revised expiration date of five years from the date of approval by the Company’s shareholders, were subject to the approval of the Company’s shareholders which was obtained at the shareholders’ meeting held on February 19, 2026.

(13)	On November 29, 2025, the Company entered into an inducement letter agreement with the Shareholder. Pursuant to the inducement letter agreement, the Shareholder agreed to exercise for cash its 1,107,333 August New Warrants issued in August 2025 at an exercise price of $5.13 per ordinary share, for aggregate gross proceeds of approximately $5.7 million to the Company ($5.14 million net proceeds). Out of the 1,107,333 ordinary shares issuable upon the exercise of the August New Warrants, the Company issued an aggregate of 447,000 ordinary shares. The remaining 660,333 ordinary shares, which are issuable to the Shareholder, are being held in abeyance due to Shareholder’s maximum beneficial ownership limitation (the “Abeyance Shares”). Such Abeyance Shares have been fully paid for and are issuable upon notice from Shareholder to the Company. In consideration for such exercise, the Company agreed to issue to the Shareholder new warrants to purchase up to an aggregate of 1,937,833 ordinary shares. The issuance of such new warrants was subject to the approval of the Company’s shareholders which was obtained at a shareholders’ meeting held on February 19, 2026. The warrants have an exercise price of $5.58 per ordinary share, are immediately exercisable, and will expire five years from the date of approval by the Company’s shareholders. See also Note 13.c.
(14)	During the year ended 2025, the Company entered into an ATM equity offering program, pursuant to which the Company may issue and sell its ordinary shares from time to time in the open market. During 2025, the Company issued an aggregate of 112,079 ordinary shares under the ATM program for gross proceeds of approximately $1.3 million ($1.2 million net proceeds).

As of December 31, 2025, all pre-funded warrants issued by the Company were exercised into Ordinary Shares.

b.	Share-based compensation

In 2015, the Company’s Board of Directors adopted the 2015 Share Option Plan (the “2015 Plan”), with 4,303 options available for grant, and through December 31, 2021, the Company’s Board of Directors approved, in the aggregate, an increase of 3,334 options available for grant, for allocation to existing and future employees, consultants and directors of the Company and/or its Subsidiary, such that, there are 7,637 ordinary shares reserved under the 2015 Plan (including those that were exercised into ordinary shares).

On December 15, 2022, the Company’s Board of Directors approved an increase of a total of 1,769 ordinary shares underlying options available for grant, for allocation to existing and future employees, consultants and directors of the Company and/or its Subsidiary, such that there are 9,406 ordinary shares underlying options granted (including options that were exercised into ordinary shares) or reserved for future issuance under the 2015 Plan.

On August 23, 2023, the Company’s Board of Directors approved an increase of a total of 3,880 ordinary shares underlying options available for grant, for allocation to existing and future employees, consultants and directors of the Company and/or its Subsidiary, such that there are 13,286 ordinary shares underlying options granted (including options that were exercised into ordinary shares) or reserved for future issuance under the 2015 Plan.

On August 15, 2024, the Company’s Board of Directors approved the Company’s 2024 Global Equity Incentive Plan (the “Incentive Plan”), which provides for the issuance of up to 19,044 ordinary shares. In addition, the Incentive Plan includes an annex that governs the grants of awards to employees and other service providers who are citizens or resident aliens of the United States, subject to the approval of the Company’s shareholders. The Incentive Plan was approved at the shareholders meeting held on September 26, 2024. On December 20, 2024, the Company’s Board of Directors approved an increase in the number of ordinary shares reserved for the Incentive Plan to 47,164.

The Incentive Plan provides for the grant of options, shares, restricted shares or RSUs to employees, non-employee directors, consultants, advisors, or service providers of the Company, as well as employees, non-employee directors, consultants, advisors, or service providers of any affiliate of the Company.

On September 9, 2025, the Board approved the increase of the shares reserved under the Incentive Plan. Following such approval, the number of Ordinary Shares reserved under the Incentive Plan increased to 265,084.

On November 27, 2025, the Board approved an increase in the number of ordinary shares, no par value per share, of the Company reserved for issuance under the Incentive Plan by 559,535 from 265,084 to 824,619 (see also note13.e).

On August 15, 2024, the Company’s Board of Directors approved the Company’s 2024 Employee Stock Purchase Plan (the “ESPP”), which provides for the issuance of up to 20,833 ordinary shares and includes an annex that governs the grants of awards to employees who are residents of the State of Israel. The ESPP is subject to the approval of the Company’s shareholders. The ESPP was approved at the shareholders meeting held on September 26, 2024. Generally, all the Company’s employees will be eligible to participate in the ESPP if they are employed by the Company, or employees of any participating subsidiary, provided that they have been employed by the Company or subsidiary for more than five months in a calendar year. The ESPP permits participants to purchase ordinary shares through payroll deductions in an amount equal to a whole percentage of from one to 15% of their ESPP eligible compensation (or such other limited established by the administrator in accordance with the terms of the ESPP) in an offering. The purchase price of the shares will be determined by the Compensation Committee of the Board of Directors in accordance with the terms of the ESPP, but the option price shall not be less than the lesser of 85 percent of the fair market value of the shares on the offering date, or 85 percent of the fair market value of the shares on the exercise date. There have been no issuances under the ESPP as of December 31, 2025.

Options to employees

Below is a summary of the Company’s options activity and related information with respect to options granted to employees during the years ended December 31, 2025 and 2024:

	Year ended December 31,		Year ended December 31,
	2025		2024
	Amount of options	Weighted average exercise price	Amount of options	Weighted average exercise price

Outstanding - beginning of the year	7,436	$163.44	6,061	$186.48
Granted	10,000	$8.04	1,396	$65.28
Exercised	(21)	$0.72	-	$-
Expired or forfeited	(1,255)	$472.59	(21)	$316.80

Outstanding - end of the year	16,160	$43.47	7,436	$163.44

Exercisable at end of year	6,107	$82.77	6,027	$139.68

The weighted-average grant date fair value of stock-based awards granted was $2.82, $65.28 and $293.76 per share during the years ended December 31, 2025, December 31, 2024 and December 31, 2023, respectively.

The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following the termination of employment.

The remaining period until full vesting of the outstanding options ranged from one to three years.

On August 15, 2024, the Company’s Board of Directors approved the allocation and / or grant of additional options to purchase up to 729 ordinary shares to certain directors, officers and employees, with an exercise price of $103.20 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following the termination of respective employment or services. The fair value of each option as of the grant date was $46.80, determined using the Black-Scholes option pricing model and the total expenses of approximately $34 thousand will be expensed over the option vesting periods of three years.

On December 25, 2024, the Company’s Board of Directors approved the grant of additional options to purchase up to 667 ordinary shares to certain employees, with an exercise price of $22.89 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following the termination of respective employment or services. The fair value of each option as of the grant date was $12.96, determined using the Black-Scholes option pricing model and the total expenses of approximately $9 thousand will be expensed over the option vesting periods of three years

On October 28, 2025, the Company’s Board of Directors approved the grant of additional options to purchase up to 3,333 ordinary shares to certain employees, with an exercise price of $12.97 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following the termination of respective employment or services. The fair value of each option as of the grant date was $3.69, determined using the Black-Scholes option pricing model and the total expenses of approximately $12.3 thousand will be expensed over the option vesting periods of three years.

On December 23, 2025, the Company’s Board of Directors approved the grant of additional options to purchase up to 6,667 ordinary shares to certain employees, with an exercise price of $5.55 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following the termination of respective employment or services. The fair value of each option as of the grant date was $2.37, determined using the Black-Scholes option pricing model and the total expenses of approximately $16 thousand will be expensed over the option vesting periods of three years.

The following weighted-average assumptions were used in determining the most recent fair values of stock options using the Black-Scholes valuation model:

	2025	2024

Expected dividend yield	0%	0%
Expected stock price volatility	55.0%	55.0%
Risk free interest rate	4.10%	4.10%
Expected life of options	6.25	6.25

Options to consultants

The Company’s outstanding options to consultants as of December 31, 2025 were as follows:

Issuance date	In connection with	No. of options issued	Exercise price	No. of options exercisable
2015	Rendered services	461	$0.72	461
2017	Rendered services	154	$0.72	154
2021	Rendered services	288	$0.72-540.00	288
2023*	Rendered services	417	$131.04	185

*	On April 27, 2023, the Company’s Board of Directors approved the additional grant of options to purchase up to 417 ordinary shares to a consultant, with an exercise price of $131.04 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of services. The fair value of each option as of the grant date was $62.4, determined using the Black-Scholes option pricing model and the total expenses of $26 thousand will be expensed over the option vesting periods of three years.

RSUs to employees and consultants:

On December 25, 2024, the Board of Directors approved the grant of 43,792 RSUs to employees and consultants, which will be automatically exercised into ordinary shares over a vesting period of between 12 months to 24 months, with the vesting starting on January 1, 2025. The unvested RSUs will expire the termination of employment or service. The fair value of each RSU as of the grant date was $21.36, determined using the 30 days’ market price prior to the grant date, and the total expenses of $934 thousand will be expensed over the option vesting periods.

On September 10, 2025, the Board approved the grant of 168,750 RSUs to employees and consultants, which will be automatically exercised into Ordinary Shares over a vesting period of between 12 months to 36 months, with the vesting starting on September 10, 2025. The unvested RSU will expire upon the termination of employment or service. The fair value of each RSU as of the grant date was $3.78, determined using the 30 days’ market price prior to the grant date, and the total expenses of $1.12 million that are being expensed over the RSUs vesting periods.

On December 23, 2025, the Board approved the grant of 591,167 RSUs to employees, directors and consultants, which will be automatically exercised into Ordinary Shares over a vesting period of 36 months, with the vesting starting on January 1, 2026. The unvested RSU will expire upon the termination of employment or service. The fair value of each RSU as of the grant date was $5.55, and the total expenses of $3.3 million that are being expensed over the RSUs vesting periods. Of the total RSUs granted, 190,000 RSUs were subject to the approval of the Company’s shareholders at a shareholders’ meeting, which was held on February 19, 2026 and approved this grant. The fair value of such RSUs, was determined based on the market price of the Company’s Ordinary Shares on the date of shareholder approval, which differed from the fair value of the RSUs as approved by the Board on December 23, 2025.

During the year ended December 31, 2025, the Company issued 56,178 Ordinary Shares upon the settlement of vested RSUs. Total share-based compensation expenses associated with RSUs was $1,039 thousand for the year ended December 31, 2025.

The share-based compensation expenses associated with the above arrangements are recognized in the following line items in the consolidated statements of comprehensive loss in the years ended:

	December 31
	2025	2024	2023
	U.S. dollars in thousands
Research and development expenses	562	80	83
Sales and marketing expenses	185	49	61
General and administrative expenses	344	53	97
	1,091	182	241

Equity Warrants to investors and associated with the IPO and follow on fund raising, as of December 31, 2025:

Number of warrants/ options	Issuance date	Exercise price		Exercise ratio	Expiration date	Notes
32,863	September 13, 2022	$480.00		Each warrant is exercisable into 1 ordinary share	5 years following the issuance date	Registered for trading (*)

781	September 15, 2022	$1,274.40		Each warrant is exercisable into 1 ordinary share	5 years following the issuance date	Owned by underwriter
98	September 15, 2022	$1,015.20		Each warrant is exercisable into 1 ordinary share	10 years following the issuance date	Owned by the legal advisor
333,333	September 12, 2025	$12.00	(**)	Each warrant is exercisable into 1 ordinary share	5 years following the issuance date (**)	Owned by an investor
223,333	September 15, 2025	$18.00	(**)	Each warrant is exercisable into 1 ordinary share	5 years following the issuance date (**)	Owned by an investor

(*)	The warrants are exercisable at any time after their original issuance and at any time up to the date that is five years after their original issuance. The warrants will be exercisable, at the option of each holder, in whole or in part by delivering to us a duly executed exercise notice and, at any time a registration statement registering the issuance of the ordinary shares underlying the warrants under the Securities Act of 1933, as amended, is effective and available for the issuance of such shares, by payment in full in immediately available funds for the number of ordinary shares purchased upon such exercise.

The exercise price per whole ordinary share purchasable upon exercise of the warrants $960.00 per share (the “Initial Exercise Price”). The exercise price is subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting ordinary shares and also upon any distributions of assets, including cash, stock or other property to the Company’s shareholders. Subject to certain exemptions outlined in the warrant, for a period until two years from the date of issuance of the warrant, if the Company shall sell, enter into an agreement to sell and subsequently sells, or grant any option to purchase, or sell, enter into an agreement to sell and subsequently sells, or grant any right to reprice, or otherwise dispose of or issue (or announce any offer, sale, grant or any option to purchase or other disposition the subsequently closes) any ordinary shares or convertible security, at an effective price per share less than the exercise price of the warrant then in effect, the exercise price of the warrant shall be reduced to equal the effective price per share in such Dilutive Issuance; provided, however, that in no event shall the exercise price of the warrant be reduced to an exercise price lower than 50% of the Initial Exercise Price. On the date that is 90 calendar days immediately following the initial issuance date of the warrants, the exercise price of the warrants will adjust (the “Reset Price”), provided that such value is less than the exercise price in effect on that date. The Reset Price is equal to the greater of (a) 50% of the Initial Exercise Price of the warrants on the issuance date or (b) 100% of the lowest volume weighted average price per ordinary share occurring on any day between the initial exercise date of the warrants and 90 calendar days following the issuance date of the warrants. The lowest Reset Price is $480.00, which is 50% of the Initial Exercise Price.

(**) In connection with the October 29, 2025 transaction, the Company agreed to adjust the exercise price of the warrants issued in the registered direct offerings completed on September 12, 2025 and September 15, 2025 to $8.01 per ordinary share. Such exercise price adjustments, including the revised expiration date of five years from the date of approval by the Company’s shareholders, were subject to the approval of the Company’s shareholders which were obtained at the shareholders’ meeting held on February 19, 2026. See also Note 13 for warrants issued after the year end or amended terms of existing warrants, as approved by the shareholders meeting on February 19, 2026.

c.	Loss per share

Loss per share has been calculated using the weighted average number of ordinary shares and pre-funded warrants in issue during the relevant financial periods, the weighted average number of equity shares in issue and profit for the period as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Loss for the period	(8,107)	(7,879)	(7,814)
Total number of ordinary shares and pre-funded warrants *	3,543,135	261,821	84,948
Weighted average number of ordinary shares and pre-funded warrants	1,238,719	108,563	67,505
Basic and diluted loss per share	(6.53)	(72.60)	(115.20)

*	Include 660,333 ordinary shares held in abeyance.